Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7. Convertible Notes Payable

On December 23, 2014 the Company issued $213,337 convertible promissory notes (the “Notes”) and warrants to purchase shares of common stock to four individual investors. The overall terms of the Notes are as follows:

●	Interest rate: 12% per annum. During the period ended March 31, 2015, the Company recorded $6,969 of accrued interest.

●	Due date: One year after the registration statement registering the shares of common stock underlying the Notes for resale is declared effective. The Company is to pay the principal amount and all accrued and unpaid interest on or before the due date.

●	Redemption right: Any time the closing price of the Company’s common stock has been at or above $1.50 for 20 consecutive trading days, the Company has the right to redeem all or any part of the principal and accrued interest of the Notes, following written notice to the holders of the Notes.

●	Optional Conversion: At the option of the holders, the Notes may be converted into shares of the Company’s common stock at a conversion price equal to $0.35 per share.

●	Additionally, if the Company elects to exercise the redemption right, the holders have the opportunity to elect to take the cash payment or to convert all or any portion of the Notes into shares of the Company’s common stock.

●	The conversion price is subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events.

●	The Notes are senior in rank to any other debt held by our officers, directors or affiliates and may not be subordinated to any other debt issued by us without the written consent of the holder.

●	Warrants: The holders of the Notes are granted the right for three years to purchase 609,534 additional shares of common stock at $.35 per share.

●	During the time that any portion of these Notes are outstanding, if any Event of Default occurs and such Default is not cured by the Company within sixty (60) days of the occurrence of the Event of Default (the “Cure Period”), the amount equal to one hundred fifty percent (150%) of the outstanding principal amount of this Note, together with accrued interest and other amounts owing shall become at the holder’s election, immediately due and payable in cash. The holders at its option have the right, with three (3) business days advance written notice to the Company after the expiration of the Cure Period, to elect to convert the Notes into shares of the Company’s common stock pursuant to the Optional Conversion rights disclosed above.

●	The Company’s Condensed Consolidated Balance Sheets report the following related to the convertible promissory note:

March 3l, 2015
Principal amount	$213,337
Unamortized debt discount	(26,178)
Net carrying amount	$187,159

The Company valued the warrants as the difference in the value of the Note at its stated interest rate of 12% and the fair value of the Note at its discounted value using an expected borrowing rate of 18%.

For the period ended March 31, 2015, none of the debt had been converted and no warrants to purchase common stock had been exercised.

Under the guidance of ASC 470-20 Debt With Conversion and Other Options, the common shares of the Company, pending being listed on the OTC, and the net settlement requirements of the warrants will be analyzed at the end of each quarter to determine if the conversion does become readily convertible to cash which would require derivative accounting calculations and recording.

Note 8. Convertible Notes

On December 23, 2014 the Company issued $213,337 convertible promissory notes (the “Notes”) and warrants to purchase shares of common stock to four individual investors. The overall terms of the Notes are as follows:

●	Interest rate: 12% per annum.

●	Due date: December 31, 2015. The Company is to pay the principal amount and all accrued and unpaid interest on or before the due date.

●	Redemption right: Any time the closing price of the Company’s common stock has been at or above $1.50 for 20 consecutive trading days, the Company has the right to redeem all or any part of the principal and accrued interest of the Notes, following written notice to the holders of the Notes.

●	Optional Conversion: At the option of the holders, the Notes may be converted into shares of the Company’s common stock at a conversion price equal to $0.35 per share.

●	Additionally, if the Company elects to exercise the redemption right, the holders have the opportunity to elect to take the cash payment or to convert all or any portion of the Notes into shares of the Company’s common stock.

●	The conversion price is subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events.

●	The Notes are senior in rank to any other debt held by our officers, directors or affiliates and may not be subordinated to any other debt issued by us without the written consent of the holder.

●	Warrants: The holders of the Notes are granted the right through December 31, 2015 to purchase 609,534 additional shares of common stock at $.35 per share.

●	During the time that any portion of these Notes are outstanding, if any Event of Default occurs and such Default is not cured by the Company within sixty (60) days of the occurrence of the Event of Default (the “Cure Period”), the amount equal to one hundred fifty percent (150%) of the outstanding principal amount of this Note, together with accrued interest and other amounts owing shall become at the holder’s election, immediately due and payable in cash. The holders at its option have the right, with three (3) business days advance written notice to the Company after the expiration of the Cure Period, to elect to convert the Notes into shares of the Company’s common stock pursuant to the Optional Conversion rights disclosed above.

●	The Company’s Condensed Consolidated Balance Sheets report the following related to the convertible promissory note:

December 31, 2014
Principal amount	$213,337
Unamortized debt discount	(34,904)
Net carrying amount	$178,433

The Company valued the warrants as the difference in the value of the Note at its stated interest rate of 12% and the fair value of the Note at its discounted value using an expected borrowing rate of 18%.

For the period ended December 31, 2014, the Company recorded a debt discount of $34,904 associated with the value of the warrants which is being amortized over the life of the notes. At December 31, 2014, none of the debt had been converted and no warrants to purchase common stock had been exercised.

Under the guidance of ASC 470-20 Debt With Conversion and Other Options, the common shares of the Company, pending being listed on the OTC, and the net settlement requirements of the warrants will be analyzed at the end of each quarter to determine if the conversion does become readily convertible to cash which would require derivative accounting calculations and recording.